Supplemental Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Non-cash investing and financing activities:
Common shares issued for services	$ 0	$ 29,737	$ 115,500
Common shares of MedMelior issued for services	0	2,961,835	0
Common shares issued for settlement of accounts payable	0	0	40,331
Common shares issued for conversion of debentures	0	493,253	0
Common shares issued as share issue costs	0	0	724,690
Common shares and share purchase warrants issued on exercise of special warrants	0	0	2,794,868
Compensation options granted as share issue costs	0	0	896,466
Brokers' warrants granted as share issue costs	$ 45,371	$ 0	$ 0